Comprehensive Income: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized holding gains on:
Available for sale securities	$ 5,071	$ 12,792	$ 653
Derivatives	171	(209)	(444)
Reclassification adjustments for gains on available for sale securities, pre tax	(1,671)	(2,897)	(3,504)
Other comprehensive income, pre tax	3,571	9,686	(3,295)
Available for sale securities, tax	(1,723)	(4,349)	(222)
Derivatives, tax	(58)	71	151
Reclassification adjustments for gains on available for sale securities, tax	567	985	1,191
Other comprehensive income, tax	(1,214)	(3,293)	1,120
Available for sale securities, net of tax	3,348	8,443	431
Unrealized gain (loss) on derivatives, net of tax effect	113	(138)	(293)
Reclassification adjustments for gains on available for sale securities, net of tax effect	(1,104)	(1,912)	(2,313)
Other comprehensive income, net of tax	$ 2,357	$ 6,393	$ (2,175)